Debt - Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal
Principal- 2025		$ 65,000
Principal- 2026		30,000
Total	$ 109,102	95,000	$ 80,046
Less: unamortized debt issuance costs and original issue discount	(976)	(579)
Long term debt including current maturities	$ 108,126	$ 94,421	$ 80,046